Consolidated Balance Sheets - USD ($)	Dec. 31, 2024		Dec. 31, 2023
Current assets:
Cash	$ 1,172,104		$ 164,686
Restricted cash and cash equivalents	20,000		20,000
Accounts receivable	67,119		1,290
Inventory	3,140,719		4,418,197
Prepaid expenses and other current assets	516,552		214,979
Total current assets	4,916,494		4,819,152
Property and equipment, net	195,783		490,920
Intangible assets, net	0		90,139
Operating lease right-of-use assets, net	935,246		1,267,121
Other assets	39,150		39,150
Total assets	6,086,673		6,706,482
Current liabilities:
Accounts payable	803,286		1,355,512
Accrued expenses and other current liabilities	3,549,954		369,651
Related party notes payable	0		705,000
Current maturities of long-term debt	4,985,833		4,199,362
Deferred revenue	49,365		347,619
Operating lease liabilities, current	405,678		361,305
Total current liabilities	9,794,116		7,338,449
Long-term debt	9,197		95,982
Related party notes payable	3,848,725		3,143,725
Operating lease liabilities	656,955		1,062,633
Warrant liability	22,234		0
Derivative liability	303,300		0
Earnout liability	440,000		0
Related party interest payable	550,430		377,772
Total liabilities	15,624,957		12,018,561
Contingencies
Stockholders’ deficit:
Preferred stock, $0.0001 par value; 10,000,000 shares authorized; no shares issued and outstanding	0		0
Common stock, $0.0001 par value; 500,000,000 and 100,000,000 shares authorized as of December 31, 2024 and 2023, respectively; 8,922,895 and 3,192,251 shares issued and outstanding as of December 31, 2024 and 2023, respectively	893	[1]	320	[2],[3]
Additional paid-in capital	22,401,350	[1]	12,457,746	[2],[3]
Accumulated deficit	(31,940,527)		(17,770,145)
Total stockholders’ deficit	(9,538,284)	[4]	(5,312,079)	[5]
Total liabilities and stockholders’ deficit	$ 6,086,673		$ 6,706,482

[1]	Share amounts as of December 31, 2024 differ from those published in prior consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of shares of common stock outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.
[2]	Amounts as of December 31, 2023 differ from those in prior year consolidated financial statements as they were retrospectively adjusted as a result of the accounting or the Business Combination (as defined in the Notes to Consolidated Financial Statements).
[3]	Amounts as of December 31, 2024 and 2023 differ from those published in prior consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.
[4]	Amounts for the years ended December 31, 2024 and 2023 differ from those published in prior consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.
[5]	Amounts for the years ended December 31, 2024 and 2023 differ from those published in prior consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.